Inventories (Schedule of Presentation of Inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Current assets	$ 111,204	$ 85,905
Long-term assets (A)	11,879	9,023
Total inventories	$ 123,083	$ 94,928